INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Pre-tax (loss) income from continuing operations for the six months ended June 30, 2021 and 2020 were taxable in the following jurisdictions:

	Six Months Ended	Six Months Ended
	June 30, 2021	June 30, 2020
	(Unaudited)	(Unaudited)
PRC	$(8,798,878)	$(7,160,850)
HK	(224,699)	(11,910)
BVI	(5,440,462)	(837,790)
Total loss before income taxes	$(14,464,039)	$(8,010,550)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

Income tax expense (benefit) from continuing operations consists of the following:

	Six Months Ended	Six Months Ended
	June 30, 2021	June 30, 2020
	(Unaudited)	(Unaudited)
Current tax expense (benefit)	$871	$(69,858)
Income tax expense (benefit)	$871	$(69,858)

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Current income tax expense (benefit) were recorded in 2021 and 2020 and were related to differences between the book and corporate income tax returns.

	Six Months Ended	Six Months Ended
	June 30, 2021	June 30, 2020
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Computed expected income tax (benefit)	$(3,616,011)	$(2,002,638)
Tax rate differential benefit from tax holiday	952,236	801,931
Permanent differences	231,390	117,180
Tax effect of deductible temporary differences not recognized	1,016,965	801,244
Non-deductible tax loss	1,416,291	212,425
Income tax expense (benefit)	$871	$(69,858)

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of deferred tax assets and deferred tax liabilities were as follows as of June 30, 2021 and December 31, 2020:

	June 30, 2021		December 31, 2020
	(Unaudited)
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Allowance for credit losses	$4,698,990	$-	$3,640,083	$-
Loss carry-forwards	4,271,589	-	3,714,825	-
Fixed assets	23,230	(273,000)	80,456	(258,451)
Inventory valuation	384,109	-	369,064	-
Accrued liabilities	14,814	-	-	-
Long-term investments	150,832	-	5,736	-
Intangible assets	-	135,918	-	134,197
Gross deferred tax assets and (liabilities)	9,543,564	(137,082)	7,810,164	(124,254)
Valuation allowance	(9,406,482)	-	(7,685,910)	-
Total deferred tax assets and (liabilities)	$137,082	$(137,082)	$124,254	$(124,254)